Tax On Profit On Ordinary Activities - Rate Reconciliation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit on ordinary activities before taxation	£ 114,163	£ 102,379	£ 54,368
Profit on ordinary activities at U.K. statutory rate	23,403	19,452	10,330
Differences in overseas tax rates	(267)	(2,467)	(1,150)
Impact of share-based compensation	1,390	1,223	897
Non taxable fair value movement on financial liabilities	(2,430)	0	0
Tax incentives and non deductible items	(867)	(1,359)	201
Adjustments related to prior periods	(354)	(502)	(300)
Tax on unremitted earnings/withholding tax on dividends	1,209	2,876	852
Impact of rate change on deferred tax	(2,084)	63	88
Total tax expense (income)	£ 20,000	£ 19,286	£ 10,918
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	20.50%	19.00%	19.00%
Differences in overseas tax rates	(0.20%)	(2.40%)	(2.10%)
Impact of share-based compensation	1.20%	1.20%	1.50%
Non taxable fair value movement on financial liabilities	(2.10%)	0.00%	0.00%
Tax incentives and non deductible items	(0.80%)	(1.30%)	0.40%
Adjustments related to prior periods	(0.30%)	(0.50%)	(0.60%)
Tax on unremitted earnings/withholding tax on dividends	1.10%	2.80%	1.60%
Impact of rate change on deferred tax	(1.80%)	0.10%	0.20%
Total	17.50%	18.80%	20.10%